Stockholders' Equity (Deficit) - Schedule of RSU Activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Weighted Average Fair Value
Stock-based compensation expense	$ 10,384,851	$ 31,999	$ 8,424,803	$ 1,171,287
Unrecognized stock-based compensation	$ 75,944,405		$ 14,742,022
Period during unrecognized stock-based compensation is expected to recognized (in years)	3 years 8 months 4 days		2 years 5 months 4 days
RSU Activity
Number of Shares
Beginning Balance (in shares)	669,451
Granted (in shares)	633,836		894,451	0
Vested (in shares)	(185,000)		(225,000)
Ending Balance (in shares)	1,118,287		669,451
Weighted Average Fair Value
Beginning Balance (in dollars per share)	$ 7.2
Granted (in dollars per share)	15		$ 7.2
Vested (in dollars per share)	15		7.2
Ending Balance (in dollars per share)	$ 11.17		$ 7.2